Long-term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2017 and 2018, are analyzed as follows:

Vessel (Borrower)	December 31, 2017	December 31, 2018
(a) Northsea Alpha (Secondone)	$4,348	$4,055
(a) Northsea Beta (Thirdone)	4,348	4,055
(b) Pyxis Malou (Fourthone)	18,210	11,190
(c) Pyxis Delta (Sixthone)	7,087	5,400
(c) Pyxis Theta (Seventhone)	15,975	14,722
(d) Pyxis Epsilon (Eighthone)	16,900	24,000
Total	$66,868	$63,422

Current portion	$7,440	$4,503
Less: Current portion of deferred financing costs	(136)	(170)
Current portion of long-term debt, net of deferred financing costs, current	$7,304	$4,333

Long-term portion	$59,428	$58,919
Less: Non-current portion of deferred financing costs	(302)	(790)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,126	$58,129

(a)	On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.

(b)	Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.

On February 28, 2018, the Company refinanced the then existing indebtedness of $26,906 under the Secondone, Thirdone and Fourthone loan agreements with a new 5-year secured loan of $20,500 and cash of $2,100. The remaining balance of $4,306 was written-off by the previous lender at closing, which was recorded as gain from debt extinguishment in the 2018 consolidated statement of comprehensive loss.

Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2018, amounting to $4,055, is repayable in 17 remaining quarterly installments amounting to $1,665 in the aggregate, the first falling due in February 2019, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023. The first installment, amounting to $65 each, is followed by 16 amounting to $100 each.

As of December 31, 2018, the outstanding balance of Fourthone loan of $11,190 is repayable in 17 remaining quarterly installments amounting to $5,790, the first falling due in February 2019, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $270, is followed by four amounting to $300 each, four amounting to $330 each, four amounting to $360 each and four amounting to $390 each.

The new loan bears interest at LIBOR plus a margin of 4.65% per annum.

As a condition subsequent to the execution of this loan agreement, the borrowers, Secondone, Thirdone and Fourthone, were required to re-domicile to the jurisdiction of the Republic of Malta. In March and April 2018, these vessel-owning companies completed their re-domiciliation and were renamed to SECONDONE CORPORATION LTD., THIRDONE CORPORATION LTD. and FOURTHONE CORPORATION LTD., respectively.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”).

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $1,450 at all times, plus Maintenance Account of $145 per quarter ($85 for Fourthone and $30 for each of Secondone and Thirdone) until next special survey.

●	MSC is to be at least 140% of the respective outstanding loan balance until February 2020, at least 150% until February 2022 and at least 155% thereafter.

(c)	On October 12, 2012, Sixthone and Seventhone concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of the Pyxis Delta and the Pyxis Theta, respectively. In February 2013, Sixthone drew down an amount of $13,500, while in September 2013, Seventhone drew down an amount of $21,300 (“Tranche A” and “Tranche B”, respectively). On September 29, 2016, the Company agreed with the lender of Sixthone to extend the maturity of Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin. In addition, on June 6, 2017, the lender of Sixthone and Seventhone agreed to further extend the maturity of its respective loans from September 2018 to September 2022 under the same applicable margin, but with an extended amortization schedule.

The outstanding balance of the loan under Tranche A at December 31, 2018, of $5,400, is repayable in 15 quarterly installments of $338 each, the first falling due in March 2019, and the last installment accompanied by a balloon payment of $330 falling due in September 2022. In addition, the outstanding balance of the loan under Tranche B at December 31, 2018, of $14,722, is repayable in 15 quarterly installments of $313 each, the first falling due in March 2019, and the last installment accompanied by a balloon payment of $10,027 falling due in September 2022.

The main terms and conditions of the loan agreement dated October 12, 2012, as subsequently amended, are as follows:

●	The loan bears interest at LIBOR, plus a margin of 3.35% per annum.

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $1,000 at all times.

●	The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2017, the requirement was met as such ratio was marginally lower than 65%. As of December 31, 2018, the relevant ratio was 68%, or 3% higher than the required threshold.

●	MSC is to be at least 130% of the respective outstanding loan balance.

(d)	Based on a loan agreement concluded on January 12, 2015, Eighthone borrowed $21,000 on the same date in order to partly finance the construction cost of the Pyxis Epsilon. The outstanding balance of the loan at December 31, 2017, was $16,900.

On September 27, 2018, Eighthone entered into a new $24,000 loan agreement, for the purpose of refinancing the outstanding indebtedness of $16,000 under the previous loan facility and for general corporate purposes. The new facility matures in September 2023 and is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers’ undertakings.

The new loan facility bears an interest rate of 11% of which 1.0% can be paid as PIK interest per annum for first two years, and 11.0% per annum thereafter and incurs fees due upfront and upon early prepayment or final repayment of outstanding principal.

The principal obligation amortizes in 18 quarterly installments starting in March 29, 2019, equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity. As of December 31, 2018, the Company has assessed that no excess cash will be available to proceed with any debt repayment within the next twelve months, therefore no principal amortization will occur through December 31, 2019.

The facility also imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal.

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $750 at all times, plus an additional Dry Docking and Special Survey Reserve of $0.25 per day accumulated quarterly.

●	MSC is to be at least 115% of the respective outstanding loan balance until September, 2020 and at least 125% thereafter.

Under the facility, a deferred fee may be payable on the occurrence of certain events including, among others, the sale of the vessel or on repayment or maturity of the loan. If payable, the amount due is calculated as the lesser of (a) 15% of the amount of the loan borrowed under the facility agreement and (b) 15% of the difference between (i) the charter-free fair market value of the vessel plus any dry dock reserve account balance and (ii) any outstanding loan amount at the time of the repayment or maturity of the facility. In the event that the deferred fee and the prepayment fee become simultaneously payable, only the higher of the prepayment fee or the deferred fee will be payable. Management has assessed this deferred fee as a contingent liability under ASC 450 and concluded that such loss contingency shall not be accrued by a charge in the consolidated statements of comprehensive loss, since information available does not indicate that is probable that the liability has been incurred as of the balance sheet date at December 31, 2018 and cannot be estimated.

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel and in dividend distributions when certain financial ratios are not met.

As of December 31, 2018, the Company was in compliance with all of its financial and MSC covenants with respect to its loan agreements, other than the ratio of total liabilities over the market value of the Company’s adjusted total assets with one of its lenders, which only restricts the ability of two vessel-owning companies to distribute dividends to Pyxis as discussed above in 7(c). In addition, as of December 31, 2018, there was no amount available to be drawn down by the Company under its existing loan agreements.

Assuming no principal repayments under the new loan of Eighthone discussed above, the annual principal payments required to be made after December 31, 2018, are as follows:

To December 31,	Amount
2019	$4,503
2020	4,693
2021	4,813
2022	14,643
2023	34,770
2024 and thereafter	-
Total	$63,422

Total interest expense on long-term debt for the years ended December 31, 2016, 2017 and 2018, amounted to $2,577, $2,674 and $3,835, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying consolidated statements of comprehensive loss. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2016, 2017 and 2018, was 3.27%, 3.74% and 6.00% per annum, including the promissory note discussed in Note 3, respectively.